Cash and Cash Equivalents and Short-Term Bank Deposits (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
ShorttermBankDepositsLineItems [Line Items]
Cash and cash equivalents	$ 8,282	$ 29,347	$ 58,530	$ 6,694
Short-term bank deposits	$ 36,854	$ 21,135
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	6 months
Short term bank deposits annual interest rates	2.15%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	12 months
Short term bank deposits annual interest rates	2.96%